VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—93.0%
Alabama—1.0%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$ 1,500	$ 1,610
California—4.0%
California County Tobacco Securitization Agency Revenue,
Series A 5.000%, 6/1/24	100	102
Series A 5.000%, 6/1/25	200	206
Series A 5.000%, 6/1/27	100	106
Series A 5.000%, 6/1/28	100	108
California, State of, General Obligation 5.000%, 4/1/37	4,000	4,082
San Mateo Foster City School District, General Obligation, Series B 4.000%, 8/1/48	2,000	1,993
		6,597

Colorado—3.7%
E-470 Public Highway Authority, Series A 5.000%, 9/1/40	1,500	1,520
Gunnison Watershed School District No. Re 1J,
General Obligation (State AID Withholding Insured) 5.000%, 12/1/41	1,165	1,315
General Obligation (State AID Withholding Insured) 5.000%, 12/1/42	1,000	1,123
Regional Transportation District,
Sales Tax Revenue 5.000%, 1/15/27	900	949
Sales Tax Revenue 5.000%, 7/15/27	1,025	1,088
		5,995

Connecticut—1.2%
Connecticut State Health & Educational Facilities Authority Revenue Series A 3.700%, 7/1/42	2,000	2,000
District of Columbia—2.7%
District of Columbia, General Obligation, Series D 5.000%, 6/1/31	2,825	3,080
Metropolitan Washington Airports Authority Aviation Revenue, Series A 5.000%, 10/1/29	1,165	1,294
		4,374

Florida—2.5%
Florida Municipal Power Agency Revenue,
Series A 3.000%, 10/1/32	750	722
Series A 3.000%, 10/1/33	750	709
	Par Value	Value

Florida—continued
Miami-Dade Seaport Department County, Series A 5.000%, 10/1/40	$ 2,500	$ 2,678
		4,109

Idaho—1.5%
Idaho Housing & Finance Association
5.000%, 8/15/39	1,200	1,371
5.000%, 8/15/40	1,000	1,135
		2,506

Illinois—1.7%
Chicago O’Hare International Airport Revenue, Senior Lien, Series D 5.000%, 1/1/26	2,600	2,711
Indiana—2.7%
Indianapolis Local Public Improvement Bond Bank 5.250%, 1/1/41	3,870	4,354
Maryland—3.8%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,850
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,324
		6,174

Minnesota—3.3%
Minnesota, State of, General Obligation, Series 2016-A 5.000%, 8/1/29	5,000	5,424
Mississippi—2.3%
Mississippi, State of,
General Obligation, Series C 5.000%, 10/1/36	3,000	3,331
General Obligation, Series C 4.000%, 10/1/37	500	510
		3,841

Missouri—0.5%
Metropolitan St Louis Sewer District Revenue, Series B 5.000%, 5/1/47	750	838
New York—9.0%
City of New York,
General Obligation 5.500%, 5/1/46	500	576
General Obligation, Series 3 4.170%, 4/1/42	5,000	5,000
New York City Municipal Water Finance Authority, Series EE 5.000%, 6/15/45	1,445	1,547
New York State Dormitory Authority, Sales Tax Revenue, Series A 5.000%, 3/15/28	2,500	2,553
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

New York—continued
Port Authority of New York & New Jersey 5.000%, 1/15/38	$ 1,000	$ 1,110
Triborough Bridge & Tunnel Authority
5.000%, 5/15/43	2,000	2,211
5.000%, 5/15/44	1,500	1,650
		14,647

North Carolina—2.1%
Charlotte, City of, 2003 Governmental Facilities Projects 3.900%, 6/1/33	3,450	3,450
North Dakota—1.9%
North Dakota Public Finance Authority Revenue 5.000%, 10/1/28	3,000	3,106
Ohio—5.1%
Ohio, State of, General Obligation, Series A 5.000%, 6/15/32	7,735	8,299
Oregon—1.8%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	1,000	1,104
Port of Portland, Airport Revenue,
Series 24B 5.000%, 7/1/26	750	796
Series 24B 5.000%, 7/1/30	1,000	1,060
		2,960

Pennsylvania—6.2%
Lancaster County Hospital Authority Revenue
5.000%, 11/1/37	580	626
5.000%, 11/1/40	1,100	1,175
Pennsylvania Economic Development Financing Authority
5.250%, 6/30/35	750	823
5.500%, 6/30/38	1,000	1,093
5.500%, 6/30/40	500	540
5.500%, 6/30/41	2,000	2,151
5.500%, 6/30/42	1,000	1,095
Pennsylvania Turnpike Commission,
5.000%, 12/1/39	1,000	1,111
Series B 5.250%, 12/1/41	1,000	1,124
Series B 5.250%, 12/1/52	400	441
		10,179

Tennessee—2.0%
Shelby County, General Obligation, Series B 3.900%, 3/1/31	3,200	3,200
Texas—20.8%
Brazosport Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,080	1,207
	Par Value	Value

Texas—continued
Central Texas Regional Mobility Authority Revenue,
Senior Lien, Series E 5.000%, 1/1/29	$ 500	$ 553
Senior Lien, Series E 5.000%, 1/1/30	1,300	1,456
City of Austin,
General Obligation 5.000%, 9/1/28	10	11
General Obligation 5.000%, 9/1/28	1,140	1,297
City of Corpus Christi, Utility System Revenue, Series B 5.000%, 7/15/40	1,450	1,640
City of Dallas, Waterworks & Sewer System Revenue, Series A 5.000%, 10/1/31	6,845	7,384
Clifton Higher Education Finance Corp. (PSF-GTD Insured) 5.000%, 8/15/35	1,715	1,869
Conroe Independent School District, General Obligation, Series A (PSF-GTD Insured) 4.000%, 2/15/47	3,490	3,494
Eagle Mountain & Saginaw Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/28	1,000	1,130
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 4.125%, 8/15/47	2,000	2,018
Harris County Flood Control District, General Obligation, Series A 4.250%, 10/1/47	2,500	2,536
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	564
Northwest Independent School District, General Obligation, Series A (PSF-GTD Insured) 5.000%, 2/15/27	2,600	2,712
Permanent University Fund - University of Texas System Series A 5.000%, 7/1/40	2,750	3,172
Splendora Independent School District, General Obligation (PSF-GTD Insured) 4.100%, 2/15/48	1,750	1,756
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,076
		33,875

Virginia—3.1%
Virginia College Building Authority Revenue, Series A 5.000%, 2/1/29	4,750	5,093
Washington—8.4%
Energy Northwest Revenue 5.000%, 7/1/34	8,000	8,400
Washington, State of, General Obligation, Series C 5.000%, 2/1/30	5,000	5,341
		13,741

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Wisconsin—1.7%
Public Finance Authority
5.000%, 6/1/27	$ 300	$ 323
5.000%, 6/1/28	500	546
5.000%, 6/1/29	700	775
5.000%, 6/1/30	1,000	1,118
		2,762

Total Municipal Bonds (Identified Cost $154,251)		151,845

Total Long-Term Investments—93.0% (Identified Cost $154,251)		151,845

	Shares
Short-Term Investments—8.1%
Money Market Mutual Funds—8.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(2)	590,293	590
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(2)	12,636,437	12,637
Total Short-Term Investments (Identified Cost $13,227)		13,227

TOTAL INVESTMENTS—101.1% (Identified Cost $167,478)		$165,072
Other assets and liabilities, net—(1.1)%		(1,874)
NET ASSETS—100.0%		$163,198
Abbreviations:
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	At March 31, 2023, 14.1% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$151,845	$—	$151,845
Money Market Mutual Funds	13,227	13,227	—
Total Investments	$165,072	$13,227	$151,845
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the  Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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